Estimated Fair Values of Company's Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Cash and cash equivalents	$ 23,474	$ 75,108	$ 15,681
Held-to-maturity securities	955	2,768
Loans, net of allowance	306,608	293,774
Federal Home Loan Bank stock	4,810	4,810
Accrued interest receivable	1,022	1,076
Financial liabilities
Deposits	310,641	350,416
Short term borrowings	5,746	10,681
Federal Home Loan Bank Advances	26,991	32,439
Subordinated debentures	4,000	4,000
Interest payable	144	193
Fair Value, Inputs, Level 1
Financial assets
Cash and cash equivalents	23,474	75,108
Held-to-maturity securities	0	0
Loans, net of allowance	0	0
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Short term borrowings	0	0
Federal Home Loan Bank Advances	0	0
Subordinated debentures	0	0
Interest payable	0	0
Fair Value, Inputs, Level 2
Financial assets
Cash and cash equivalents	0	0
Held-to-maturity securities	970	2,840
Loans, net of allowance	0	0
Federal Home Loan Bank stock	4,810	4,810
Accrued interest receivable	1,022	1,076
Financial liabilities
Deposits	296,300	346,761
Short term borrowings	5,746	10,681
Federal Home Loan Bank Advances	28,998	35,649
Subordinated debentures	3,729	3,712
Interest payable	144	193
Fair Value, Inputs, Level 3
Financial assets
Cash and cash equivalents	0	0
Held-to-maturity securities	0	0
Loans, net of allowance	306,181	295,134
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Short term borrowings	0	0
Federal Home Loan Bank Advances	0	0
Subordinated debentures	0	0
Interest payable	$ 0	$ 0